UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Address of principal executive offices) (Zip code)
Gregg B. Keeling
60 E. Sir Francis Drake Boulevard
Suite 306
Larkspur, CA 94939

(Name and address of agent for service)
registrant’s telephone number, including area code: 415-461-8770
Date of fiscal year end: June 30
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
February 8, 2010

To Our Shareholders:

Stocks posted strong gains in 2009 and ended the year with a strong quarter. Investors are encouraged by positive economic trends and improved financial stability. The S&P 500 advanced 5.5% in the fourth quarter, the NASDAQ 6.9% and the Russell 2000 3.5%. For the year, the S&P 500 gained 23.5%, the NASDAQ 43.9% and the Russell 2000 25.2%. The past decade, however, was a rough period for equities. The S&P 500 declined 24.1%, the NASDAQ declined 44.2% and the Russell 2000 gained 23.9%. The ten-year treasury yield advanced from 2.25% to 3.84% during the past year. This, in our opinion, is the result of an improved economic outlook and concern over the enormous increase in government spending.

The economy appears to be improving across a broad front. Retail sales are showing modest gains and industrial production, while still depressed, is improving. The residential and commercial real estate markets are far from solid, but housing prices appear to have stabilized, turnover has improved and the inventory of unsold homes has declined. Even the employment levels, while not good, are beginning to stabilize. Inflation and interest rates are not an issue at this point and fiscal and monetary policies remain highly expansionary and, we believe, will remain so for some time. The Obama administration, in our opinion, will not risk an economic downturn at this point, no matter what the eventual side effects. We believe the economy will continue to grow through 2010 with somewhat higher interest and inflation rates by year end. However, the large deficits and proposed tax increases will be a drag on the economy at some point.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at December 31, 2009 was $8.65. This represents an increase of 22.3% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 7.8% and 1.5%, respectively. On December 22, 2009, the Equity Income Fund paid an income dividend of $0.19 per share. At the close of the quarter, total net assets were $25,709,095 and were invested 5.3% in cash and other assets net of liabilities and 94.7% in stocks. As of the date of this letter there were 501 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which, previously, were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again, as the economy improves. The Fund is diversified with 60 positions representing 60 different industry groups. At the end of the December 2009 quarter, the portfolio’s average holding had a 5-year average return on equity of 22.6% and an average dividend yield of 3.5%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $22.0 billion, a debt ratio of 37.6% and earnings per share that are projected to increase annually 9.1% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Avon, Cardinal Health, Cullen/Frost Bankers, Harsco, J.C. Penney, Microchip Technology, McGraw-Hill, Molex, MeadWestvaco, Northrop Grumman, PPG Industries and RPM International. We sold our shares in Boeing, Diebold, Dow Chemical, Harris, Intel, Nordstrom, Medtronic, Nu Skin, Sensient and T. Rowe Price.

H&R Block recently sold its mortgage business and is now focused on its legacy tax preparation business through its large network of offices in the United States, Canada and Australia. It also offers online options for do-it-yourself tax preparation. The company’s other business is accounting, consulting and related financial services to middle-market companies. In our opinion, H&R Block will benefit from proposed changes to our already complex tax code and as the economic recovery increases the number of workers. The shares sell at a reasonable valuation and H&R Block’s financial condition is solid. The yield stands at 2.8% and the dividend increased at a 7.0% rate during the past five years and, in our opinion, will continue to grow.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at December 31, 2009 was $34.00. This represents an increase of 36.2% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 1,777.2% and 12.2%, respectively. On December 22, 2009, the Growth Fund paid an income dividend of $0.14 per share. At the close of the quarter, total net assets were $1,436,063,500 and were invested 5.2% in cash, cash equivalents and other assets net of liabilities and 94.8% in stocks. As of the date of this letter there were 61,769 shareholders.

Stocks have done well this past year and this increases the risk to investors. We believe, however, that the equity market will be alright in the near term, but acknowledge that short-term market predictions aren’t worth much. Our portfolio, as usual, consists of small and medium sized growth stocks which, for the most part, have an important market share, strong balance sheets and good growth prospects. The Fund is diversified and the heaviest areas of concentration are in technology, particularly software, and specialized industrial companies which should benefit from an economic recovery and their participation in emerging market growth.

During the quarter we purchased shares of CVB Financial, Garfisa S.A., and Waste Connections. We sold our shares in Diebold, Granite Construction and Republic Services.

Valspar Corporation manufactures and distributes coatings, paints, and related products globally for the construction and industrial markets. Valspar has invested more than $1 billion over the past five years in strategic acquisitions and capital expenditures, to broaden its product line and expand geographically. It recently launched a premium paint brand for Lowe’s and acquired a controlling interest in Huarun Paints, one of the largest independent coating companies in China. We believe these moves will accelerate future growth, especially when the economy improves. The company has an experienced management team with a strong track record. The shares sell at a reasonable valuation given Valspar’s long-term growth prospects and financial characteristics.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at December 31, 2009 was $24.51. This represents an increase of 21.4% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 585.4% and 14.2%, respectively. The comparable period returns for the S&P 500 with dividends were 164.8% and 6.9%, respectively. On December 22, 2009, the Value Fund paid an income dividend of $0.25 per share. At the close of the quarter, total net assets were $932,980,324 and were invested 6.0% in cash, cash equivalents and other assets net of liabilities and 94.0% in stocks. As of the date of this letter there were 50,647 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Over the past year most of the earnings problems were economic-related and we were able to invest in many high quality companies at attractive valuations. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. In normal economic conditions such companies rarely fall out of favor. While some of these investments lagged the market during the strong rally off the March lows, we believe that this core of high quality companies positions the Fund for positive returns during the next several years. In addition, with some stability in the economy, we are beginning to see more companies that fit our strategy for traditional company-specific reasons. This is historically the strength of the Meridian Value Fund and should bode well for future performance. We hold 54 positions, representing 30 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are retail, technology and healthcare products.

During the quarter we purchased shares of CVB Financial, Echelon, LKQ and Nalco. We sold our positions in Boston Scientific, Diebold, Exterran, Franklin Electric, Itron and KBR.

Waste Management, Inc. is the largest waste collection and disposal company in North America. The waste industry is attractive with high barriers to entry as new landfills are difficult to develop. The company’s earnings declined in 2009 as the economically sensitive parts of their business — mainly construction related — declined due to the poor economy. The majority of the company’s business has been fairly resilient, and consolidation in the industry is supporting solid pricing and improving profitability. We believe Waste Management’s earnings should resume growth next year as comparisons ease and the economy stabilizes; enabling normalized earnings to exceed $3.00 in 3 to 5 years compared with estimates of $1.96 for 2009. Waste Management shares are reasonably valued at 16 times 2010 estimates and less than 12 times normalized earnings, and have an attractive 3.5% dividend yield.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PNC Global Investment Servicing (U.S.) Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of December 31, 2009 and are subject to change without notice.

Meridian Equity Income Fund
Summary of Portfolio Holdings
December 31, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Consumer Finance	1.7%	$445,614
Steel	1.7	443,175
Health Care Distributors	1.7	438,464
Industrial Conglomerates	1.7	438,151
Home Improvement Retail	1.7	436,843
Distillers & Vintners	1.7	433,917
Pharmaceuticals	1.7	433,801
Environmental Facilities & Services	1.7	432,430
Electric Utilities	1.7	429,074
Electronic Equipment Manufacturing	1.7	428,845
Insurance-Property & Casualty	1.7	425,775
Insurance-Life & Health	1.7	425,500
Packaging	1.6	423,724
Household-Home Furnishings	1.6	422,790
Industrial Machinery	1.6	421,164
Telecommunication Services-Integrated	1.6	419,889
Household Appliances	1.6	419,806
Publishing	1.6	418,875
Food & Meats-Packaged	1.6	418,572
Asset Management & Custody Banks	1.6	418,000
Food Distributors	1.6	416,306
Electrical Components & Equipment	1.6	416,240
Utilities-Gas	1.6	415,758
Diversified Financial Services	1.6	412,848
Data Processing & Outsourced Services	1.6	411,072
Machinery-Construction, Farm & Heavy Trucks	1.6	410,328
Banking-Commercial	1.6	409,422
Railroads	1.6	408,876
Aerospace/Defense	1.6	407,705
REITs-Storage	1.6	407,250
Restaurants	1.6	405,860
Health Care Services	1.6	405,512
Soft Drinks	1.6	404,700
Air Freight & Logistics	1.6	402,451
Building Products	1.6	401,672
Energy	1.6	400,348
Office Services & Supplies	1.6	399,748
Diversified Manufacturing Operations	1.6	399,652
Banking-Thrifts & Mortgage Finance	1.6	399,543
Apparel Retail	1.5	398,208
Paper & Packaging	1.5	397,800

Meridian Equity Income Fund
Summary of Portfolio Holdings (continued)
December 31, 2009 (Unaudited)

Commercial Printing	1.5%	$392,286
Tobacco	1.5	392,243
Application Software	1.5	392,150
Trucking	1.5	391,115
Chemicals-Specialty	1.5	388,303
Distributors	1.5	386,623
Semiconductors	1.5	386,498
Banking-Regional Banks	1.5	385,000
Diversified Capital Markets	1.5	382,030
Retail	1.5	381,618
Apparel Accessories & Luxury Goods	1.5	380,848
Insurance Brokers	1.5	380,532
Chemicals-Diversified	1.5	380,510
Consumer Products	1.5	379,074
Department Stores	1.5	375,201
Oil & Gas-Refining & Marketing	1.4	373,230
Health Care Equipment & Supplies	1.4	373,032
Food Retail	1.4	367,319
Personal Products	1.4	362,250
Cash & Other Assets, Less Liabilities	5.3	1,353,525

	100.0%	$25,709,095

Meridian Growth Fund
Summary of Portfolio Holdings
December 31, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Tech-Software	15.3%	$219,305,615
Retail	9.7	138,803,797
Energy	6.6	94,675,420
Technology	6.6	94,535,374
Industrial Conglomerates	5.5	79,368,377
Business Services	4.5	65,047,067
Insurance Brokers	4.4	62,453,304
Health Care Products	4.0	57,726,488
Industrial Services	3.9	56,007,802
Brokerage & Money Management	3.7	52,841,528
U.S. Government Obligations	3.5	49,996,440
Building Products	2.5	35,887,222
Chemicals-Specialty	2.5	35,539,076
Banking-Commercial	2.3	33,210,242
Cellular Communications	2.3	33,025,403
Restaurants	2.2	31,592,028
Consumer Services	2.2	30,982,574
Automotive Wholesale Services	2.0	29,369,934
Trucking	1.9	27,594,077
Leisure & Amusement	1.8	26,222,944
Air Freight & Logistics	1.7	24,373,514
Metals	1.6	22,979,031
Health Care Technology	1.5	21,867,648
Distributors	1.5	21,624,670
Health Care Information Services	1.5	21,354,433
REITs-Diversified	1.2	17,522,580
Casino & Gaming	1.0	14,713,052
Banking	0.6	9,014,112
Home Builders	0.3	4,129,136
Cash & Other Assets, Less Liabilities	1.7	24,300,612

	100.0%	$1,436,063,500

Meridian Value Fund
Summary of Portfolio Holdings
December 31, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	9.4%	$88,001,794
Technology	6.5	60,310,491
Health Care Products	6.4	59,440,408
Energy	4.6	43,086,108
Tech-Software	4.5	41,626,836
Semiconductors	4.2	39,358,756
Banking	4.2	38,970,568
Home Improvement Retail	4.1	38,401,194
Leisure & Amusement	4.0	37,663,191
Industrial Products	3.9	36,532,076
U.S. Government Obligations	3.8	34,997,310
Trucking	3.7	34,515,482
Industrial Services	3.6	33,078,657
Environmental Facilities & Services	2.7	25,567,122
Insurance	2.6	24,491,232
Metals	2.5	23,609,747
Utilities	2.5	23,415,837
Consumer Products	2.5	23,279,634
Diversified Financial Services	2.5	23,187,168
Insurance Brokers	2.4	22,159,200
REITs-Diversified	2.3	21,727,803
Pipelines	2.3	21,390,013
Brokerage & Money Management	2.2	20,695,902
Brewers	2.2	20,624,572
Asset Management & Custody Banks	2.0	18,668,020
Railroads	1.9	17,176,320
Industrial	1.4	12,897,576
Pharmaceuticals	1.3	12,390,147
Automotive Wholesale Services	1.1	10,306,299
Air Freight & Logistics	0.5	4,991,952
Cash & Other Assets, Less Liabilities	2.2	20,418,909

	100.0%	$932,980,324

Meridian Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period July 1, 2009 to December 31, 2009

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the portfolio. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

	Beginning	Ending			Expenses
	Account Value	Account Value	Expense		Paid During
	7/1/09	12/31/09	Ratio(1)		Period(2)

Actual Fund Return ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,285.20	1.25	%(4)	$7.20
Meridian Growth Fund	$1,000.00	$1,224.00	0.85%		$4.76
Meridian Value Fund	$1,000.00	$1,206.20	1.11%		$6.17
Hypothetical 5% Return(3) ( See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,018.90	1.25	%(4)	$6.36
Meridian Growth Fund	$1,000.00	$1,020.92	0.85%		$4.33
Meridian Value Fund	$1,000.00	$1,019.61	1.11%		$5.65

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	Before expenses.

(4)	See note 2 to Financial Statements.

Meridian Fund, Inc.
Disclosure of Fund Expenses (Unaudited) (continued)
For the Six Month Period July 1, 2009 to December 31, 2009

The table above illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Meridian Equity Income Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 1.6%
Northrop Grumman Corp.	7,300	$407,705

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,015	402,451

APPAREL ACCESSORIES & LUXURY GOODS - 1.5%
VF Corp.	5,200	380,848

APPAREL RETAIL - 1.5%
Buckle, Inc. (The)	13,600	398,208

APPLICATION SOFTWARE - 1.5%
Interactive Data Corp.	15,500	392,150

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	15,200	418,000

BANKING-COMMERCIAL - 1.6%
Bank of Hawaii Corp.	8,700	409,422

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	7,700	385,000

BANKING-THRIFTS & MORTGAGE FINANCE - 1.6%
Hudson City Bancorp, Inc.	29,100	399,543

BUILDING PRODUCTS - 1.6%
Valspar Corp.	14,800	401,672

CHEMICALS-DIVERSIFIED - 1.5%
PPG Industries, Inc.	6,500	380,510

CHEMICALS-SPECIALTY - 1.5%
RPM International, Inc.	19,100	388,303

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	17,615	392,286

CONSUMER FINANCE - 1.7%
H & R Block, Inc.	19,700	445,614

CONSUMER PRODUCTS - 1.5%
Kimberly-Clark Corp.	5,950	379,074

DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
Automatic Data Processing, Inc.	9,600	411,072

DEPARTMENT STORES - 1.5%
JC Penney Co., Inc.	14,100	375,201

DISTILLERS & VINTNERS - 1.7%
Brown-Forman Corp. Class B	8,100	433,917

DISTRIBUTORS - 1.5%
Genuine Parts Co.	10,185	386,623

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	15,100	382,030

DIVERSIFIED FINANCIAL SERVICES - 1.6%
Broadridge Financial Solutions, Inc.	18,300	412,848

DIVERSIFIED MANUFACTURING OPERATIONS - 1.6%
Harsco Corp.	12,400	399,652

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Hubbell, Inc. Class B	8,800	$416,240

ELECTRICAL UTILITIES - 1.7%
Constellation Energy Group, Inc.	12,200	429,074

ELECTRONIC EQUIPMENT MANUFACTURING - 1.7%
Molex, Inc.	19,900	428,845

ENERGY - 1.6%
Chevron Corp.	5,200	400,348

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	12,790	432,430

FOOD DISTRIBUTORS - 1.6%
SYSCO Corp.	14,900	416,306

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	15,400	418,572

FOOD RETAIL - 1.4%
SUPERVALU, Inc.	28,900	367,319

HEALTH CARE DISTRIBUTORS - 1.7%
Cardinal Health, Inc.	13,600	438,464

HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Hillenbrand, Inc.	19,800	373,032

HEALTH CARE SERVICES - 1.6%
Pharmaceutical Product Development, Inc.	17,300	405,512

HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.	15,100	436,843

HOUSEHOLD APPLIANCES - 1.6%
Stanley Works (The)	8,150	419,806

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	20,725	422,790

INDUSTRIAL CONGLOMERATES - 1.7%
3M Co.	5,300	438,151

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	6,620	421,164

INSURANCE BROKERS - 1.5%
Willis Group Holdings, Ltd. (United Kingdom)	14,425	380,532

INSURANCE-LIFE & HEALTH - 1.7%
Aflac, Inc.	9,200	425,500

INSURANCE-PROPERTY & CASUALTY - 1.7%
Mercury General Corp.	10,845	425,775

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.6%
Caterpillar, Inc.	7,200	410,328

OFFICE SERVICES & SUPPLIES - 1.6%
Avery Dennison Corp.	10,955	399,748

OIL & GAS-REFINING & MARKETING - 1.4%
Sunoco, Inc.	14,300	373,230

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PACKAGING - 1.6%
MeadWestvaco Corp.	14,800	$423,724

PAPER & PACKAGING - 1.5%
Sonoco Products Co.	13,600	397,800

PERSONAL PRODUCTS - 1.4%
Avon Products, Inc.	11,500	362,250

PHARMACEUTICALS - 1.7%
Johnson & Johnson	6,735	433,801

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	12,500	418,875

RAILROADS - 1.6%
Norfolk Southern Corp.	7,800	408,876

REITS-STORAGE - 1.6%
Public Storage REIT	5,000	407,250

RESTAURANTS - 1.6%
McDonald’s Corp.	6,500	405,860

RETAIL - 1.5%
Mattel, Inc.	19,100	381,618

SEMICONDUCTORS - 1.5%
Microchip Technology, Inc.	13,300	386,498

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,100	404,700

STEEL - 1.7%
Nucor Corp.	9,500	443,175

TELECOMMUNICATION SERVICES-INTEGRATED - 1.6%
AT&T, Inc.	14,980	419,889

TOBACCO - 1.5%
Reynolds American, Inc.	7,405	392,243

TRUCKING - 1.5%
Ryder System, Inc.	9,500	391,115

UTILITIES-GAS - 1.6%
AGL Resources, Inc.	11,400	415,758

TOTAL INVESTMENTS - 94.7% (Cost $24,575,644)		24,355,570

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,353,525

NET ASSETS - 100.0%		$25,709,095

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AIR FREIGHT & LOGISTICS - 1.7%
Expeditors International of Washington, Inc.	701,800	$24,373,514

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
Copart, Inc.*	801,800	29,369,934

BANKING - 0.6%
CVB Financial Corp.	1,043,300	9,014,112

BANKING - COMMERCIAL - 2.3%
Bank of Hawaii Corp.	705,700	33,210,242

BROKERAGE & MONEY MANAGEMENT - 3.7%
Affiliated Managers Group, Inc.*	458,400	30,873,240
T. Rowe Price Group, Inc.	412,550	21,968,288

		52,841,528

BUILDING PRODUCTS - 2.5%
Valspar Corp.	1,322,300	35,887,222

BUSINESS SERVICES - 4.5%
Dun & Bradstreet Corp.	422,100	35,612,577
Global Payments, Inc.	546,500	29,434,490

		65,047,067

CASINOS & GAMING - 1.0%
International Game Technology	783,860	14,713,052

CELLULAR COMMUNICATIONS - 2.3%
American Tower Corp. Class A*	764,300	33,025,403

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,748,110	35,539,076

CONSUMER SERVICES - 2.2%
Rollins, Inc.	1,606,980	30,982,574

DISTRIBUTORS - 1.5%
Watsco, Inc.	441,500	21,624,670

ENERGY - 6.6%
Continental Resources, Inc.*	302,900	12,991,381
Core Laboratories NV	256,700	30,321,404
FMC Technologies, Inc.*	494,480	28,600,723
Noble Energy, Inc.	319,600	22,761,912

		94,675,420

HEALTH CARE INFORMATION SERVICES - 1.5%
Cerner Corp.*	259,030	21,354,433

HEALTH CARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	820,800	28,867,536
Edwards Lifesciences Corp.*	332,285	28,858,952

		57,726,488

HEALTH CARE TECHNOLOGY - 1.5%
IDEXX Laboratories, Inc.*	409,200	21,867,648

HOME BUILDERS - 0.3%
Gafisa S.A. ADR	127,600	4,129,136

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 5.5%
Airgas, Inc.	287,467	$13,683,429
Cooper Industries Plc Class A	777,500	33,152,600
Dionex Corp.*	440,400	32,532,348

		79,368,377

INDUSTRIAL SERVICES - 3.9%
Ritchie Bros. Auctioneers, Inc.	944,200	21,178,406
Waste Connections, Inc.*	1,045,300	34,829,396

		56,007,802

INSURANCE BROKERS - 4.4%
Brown & Brown, Inc.	1,717,150	30,857,186
Willis Group Holdings, Ltd. (United Kingdom)	1,197,730	31,596,118

		62,453,304

LEISURE & AMUSEMENT - 1.8%
Royal Caribbean Cruises, Ltd.*	1,037,300	26,222,944

METALS - 1.6%
Cameco Corp.	714,300	22,979,031

REITS-DIVERSIFIED - 1.2%
Digital Realty Trust, Inc. REIT	348,500	17,522,580

RESTAURANTS - 2.2%
Cracker Barrel Old Country Store, Inc.	831,588	31,592,028

RETAIL - 9.7%
Bed Bath & Beyond, Inc.*	390,800	15,096,604
CarMax, Inc.*	898,600	21,791,050
Coach, Inc.	712,000	26,009,360
Family Dollar Stores, Inc.	938,400	26,115,672
Mattel, Inc.	1,772,700	35,418,546
PetSmart, Inc.	538,500	14,372,565

		138,803,797

TECHNOLOGY - 6.6%
Autodesk, Inc.*	854,400	21,710,304
NetApp, Inc.*	593,900	20,424,221
Trimble Navigation, Ltd.*	919,100	23,161,320
Zebra Technologies Corp. Class A*	1,031,013	29,239,529

		94,535,374

TECH-SOFTWARE - 15.3%
Adobe Systems, Inc.*	775,800	28,533,924
Advent Software, Inc.*	767,938	31,278,115
Blackbaud, Inc.	1,367,000	32,302,210
BMC Software, Inc.*	820,100	32,886,010
MICROS Systems, Inc.*	762,700	23,666,581
Nuance Communications, Inc.*	1,746,100	27,134,394
Solera Holdings, Inc.	936,500	33,723,365
Teradata Corp.*	311,200	9,781,016

		219,305,615

TRUCKING - 1.9%
J.B. Hunt Transport Services, Inc.	855,100	27,594,077

TOTAL COMMON STOCKS - 94.8% (Cost $1,128,171,602)		1,361,766,448

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Bill @ .025%** due 03/11/10 (Face Value $30,000,000)	$29,998,080
U.S. Treasury Bill @ .030%** due 03/25/10 (Face Value $20,000,000)	19,998,360

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,997,242)	49,996,440

TOTAL INVESTMENTS - 98.3% (Cost $1,178,168,844)	1,411,762,888

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%	24,300,612

NET ASSETS - 100.0%	$1,436,063,500

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.0%

AIR FREIGHT & LOGISTICS - 0.5%
UTi Worldwide, Inc.	348,600	$4,991,952

ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
Franklin Resources, Inc.	177,200	18,668,020

AUTOMOTIVE WHOLESALE SERVICES - 1.1%
LKQ Corp.*	526,100	10,306,299

BANKING - 4.2%
CVB Financial Corp.	1,709,400	14,769,216
JPMorgan Chase & Co.	336,600	14,026,122
Wells Fargo & Co.	377,000	10,175,230

		38,970,568

BREWERS - 2.2%
Molson Coors Brewing Co. Class B	456,700	20,624,572

BROKERAGE & MONEY MANAGEMENT - 2.2%
TD Ameritrade Holding Corp.*	1,067,900	20,695,902

CONSUMER PRODUCTS - 2.5%
Kimberly-Clark Corp.	365,400	23,279,634

DIVERSIFIED FINANCIAL SERVICES - 2.5%
Broadridge Financial Solutions, Inc.	1,027,800	23,187,168

ENERGY - 4.6%
Apache Corp.	159,100	16,414,347
Forest Oil Corp.*	493,900	10,989,275
Transocean, Ltd.*	189,402	15,682,486

		43,086,108

ENVIRONMENTAL FACILITIES & SERVICES - 2.7%
Waste Management, Inc.	756,200	25,567,122

HEALTH CARE PRODUCTS - 6.4%
Baxter International, Inc.	333,800	19,587,384
Covidien Plc	406,600	19,472,074
Gen-Probe, Inc.*	244,500	10,489,050
Hologic, Inc.*	682,200	9,891,900

		59,440,408

HOME IMPROVEMENT RETAIL - 4.1%
Black & Decker Corp. (The)	284,800	18,463,584
Sherwin-Williams Co. (The)	323,400	19,937,610

		38,401,194

INDUSTRIAL - 1.4%
Curtiss-Wright Corp.	411,800	12,897,576

INDUSTRIAL PRODUCTS - 3.9%
Cummins, Inc.	117,400	5,383,964
Lincoln Electric Holdings, Inc.	200,400	10,713,384
Sealed Air Corp.	934,800	20,434,728

		36,532,076

INDUSTRIAL SERVICES - 3.6%
Nalco Holdings Co.	859,700	21,930,947
Ritchie Bros. Auctioneers, Inc.	497,000	11,147,710

		33,078,657

INSURANCE - 2.6%
Travelers Cos., Inc. (The)	491,200	24,491,232

INSURANCE BROKERS - 2.4%
Willis Group Holdings, Ltd. (United Kingdom)	840,000	22,159,200

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

LEISURE & AMUSEMENT - 4.0%
Carnival Corp.*	635,300	$20,132,657
Polaris Industries, Inc.	401,800	17,530,534

		37,663,191

METALS - 2.5%
Cameco Corp.	503,900	16,210,463
Newmont Mining Corp.	156,400	7,399,284

		23,609,747

PHARMACEUTICALS - 1.3%
BioMarin Pharmaceutical, Inc.*	658,700	12,390,147

PIPELINES - 2.3%
Kinder Morgan Management, LLC*	391,472	21,390,013

RAILROADS - 1.9%
Union Pacific Corp.	268,800	17,176,320

REITS-DIVERSIFIED - 2.3%
Host Hotels & Resorts, Inc. REIT*	1,011,846	11,808,243
Redwood Trust, Inc. REIT	686,000	9,919,560

		21,727,803

RETAIL - 9.4%
Best Buy Co., Inc.	133,100	5,252,126
Carter’s Inc.*	635,400	16,679,250
Costco Wholesale Corp.	392,600	23,230,142
Kohl’s Corp.*	352,200	18,994,146
Mattel, Inc.	1,193,500	23,846,130

		88,001,794

SEMICONDUCTORS - 4.2%
NVIDIA Corp.*	1,299,800	24,280,264
Power Integrations, Inc.	414,700	15,078,492

		39,358,756

TECHNOLOGY - 6.5%
Autodesk, Inc.*	427,900	10,872,939
Cisco Systems, Inc.*	899,600	21,536,424
Echelon Corp.*	378,100	4,370,836
Zebra Technologies Corp. Class A*	829,700	23,530,292

		60,310,491

TECH-SOFTWARE - 4.5%
Adobe Systems, Inc.*	531,500	19,548,570
Citrix Systems, Inc.*	530,600	22,078,266

		41,626,836

TRUCKING - 3.7%
Con-way, Inc.	525,700	18,352,187
Heartland Express, Inc.	1,058,500	16,163,295

		34,515,482

UTILITIES - 2.5%
Hawaiian Electric Industries, Inc.	1,120,375	23,415,837

TOTAL COMMON STOCKS - 94.0%
(Cost $726,637,280)		877,564,105

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bill @ .025%** due 03/11/10 (Face Value $10,000,000)	$9,999,360
U.S. Treasury Bill @ .030%** due 03/25/10 (Face Value $25,000,000)	24,997,950

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,997,813)	34,997,310

TOTAL INVESTMENTS - 97.8% (Cost $761,635,093)	912,561,415

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.2%	20,418,909

NET ASSETS - 100.0%	$932,980,324

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Assets and Liabilities
December 31, 2009 (Unaudited)

	Equity
	Income Fund	Growth Fund	Value Fund

ASSETS

Investments (Cost $24,575,644, $1,178,168,844 and $761,635,093, respectively)	$24,355,570	$1,411,762,888	$912,561,415
Cash	1,315,505	51,816,323	28,595,598
Receivable for:
Capital shares purchased	—	844,100	406,600
Securities sold	432,126	8,128,061	3,804,537
Dividends	60,132	1,228,186	1,241,805
Interest	54	893	966
Prepaid expenses	24,478	20,568	14,123

TOTAL ASSETS	26,187,865	1,473,801,019	946,625,044

LIABILITIES

Payable for:
Capital shares sold	—	1,410,404	729,749
Securities purchased	445,633	35,220,145	11,902,496
Accrued expenses:
Investment advisory fees	18,286	918,157	792,226
Directors’ fees	—	—	14,053
Other payables and accrued expenses	14,851	188,813	206,196

TOTAL LIABILITIES	478,770	37,737,519	13,644,720

NET ASSETS	$25,709,095	$1,436,063,500	$932,980,324

Capital shares issued and outstanding, par value $0.01 (500,000,000, 500,000,000 and 500,000,000 shares authorized, respectively)	2,971,518	42,238,624	38,070,651

Net asset value per share (offering and redemption price)	$8.65	$34.00	$24.51

Net Assets consist of:
Paid in capital	$33,035,929	$1,276,058,764	$1,147,444,895
Accumulated net realized loss	(7,282,015)	(71,004,762)	(367,941,081)
Net unrealized appreciation (depreciation) on investments	(220,074)	233,594,044	150,926,322
Undistributed (distributions in excess of) net investment income	175,255	(2,584,546)	2,550,188

	$25,709,095	$1,436,063,500	$932,980,324

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Operations
For the Six Months Ended December 31, 2009 (Unaudited)

	Equity	Growth
	Income Fund	Fund	Value Fund

INVESTMENT INCOME

Dividends	$436,560	$8,915,195	$7,663,091
Interest	293	33,928	21,511

Total investment income	436,853	8,949,123	7,684,602

EXPENSES

Investment advisory fees.	114,188	5,127,639	4,616,354
Custodian fees	2,024	59,064	43,792
Directors’ fees and expenses	552	5,888	5,888
Pricing fees	10,856	63,664	48,576
Professional fees	16,192	92,000	73,600
Registration and filing fees	10,585	17,401	16,354
Reports to shareholders	828	92,000	91,264
Transfer agent fees	6,624	247,480	227,792
Miscellaneous expenses	1,055	13,213	10,780

Total expenses	162,904	5,718,349	5,134,400

Expenses waived and reimbursed by Adviser (Note 2)	(11,311)	—	—

Net expenses	151,593	5,718,349	5,134,400

Net investment income	285,260	3,230,774	2,550,202

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(128,173)	23,585,097	23,464,341
Net change in unrealized appreciation/depreciation on investments	5,711,699	240,853,416	142,560,853

Net realized and unrealized gain on investments	5,583,526	264,438,513	166,025,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,868,786	$267,669,287	$168,575,396

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Equity Income Fund		Growth Fund
	Six Months		Six Months
	Ended		Ended
	December 31, 2009	Year Ended	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009	(Unaudited)	June 30, 2009

OPERATIONS

Net investment income	$285,260	$662,111	$3,230,774	$6,187,874
Net realized gain (loss) on investments	(128,173)	(7,126,742)	23,585,097	(82,817,643)
Net change in unrealized appreciation/depreciation on investments	5,711,699	(1,987,012)	240,853,416	(119,188,019)

Net increase (decrease) in net assets from operations	5,868,786	(8,451,643)	267,669,287	(195,817,788)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(560,148)	(615,121)	(5,815,320)	(3,609,575)
Distributions from net realized capital gains	—	(1,456,326)	—	(44,377,550)
Distributions of Paid-in-Capital	—	—	—	(84,488)

Net distributions	(560,148)	(2,071,447)	(5,815,320)	(48,071,613)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	144,997	2,784,387	105,009,136	243,684,297
Reinvestment of distributions	555,528	2,049,936	5,531,271	40,205,037
Redemption fees	4	385	19,047	57,659
Less: redemptions of shares	(1,019,378)	(7,110,948)	(134,006,141)	(358,416,027)

Decrease resulting from capital share transactions	(318,849)	(2,276,240)	(23,446,687)	(74,469,034)

Total increase (decrease) in net assets	4,989,789	(12,799,330)	238,407,280	(318,358,435)

NET ASSETS

Beginning of period	20,719,306	33,518,636	1,197,656,220	1,516,014,655

End of period	$25,709,095	$20,719,306	$1,436,063,500	$1,197,656,220

Undistributed (distributions in excess of) net investment income at end of period	$175,255	$450,143	$(2,584,546)	$—

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Statements of Changes in Net Assets

	Value Fund
	Six Months
	Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009

OPERATIONS

Net investment income	$2,550,202	$9,603,671
Net realized gain (loss) on investments	23,464,341	(383,285,911)
Net change in unrealized appreciation/depreciation on investments	142,560,853	21,473,571

Net increase (decrease) in net assets from operations	168,575,396	(352,208,669)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(9,603,466)	—
Distributions from net realized capital gains	—	(57,564,994)

Net distributions	(9,603,466)	(57,564,994)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	42,960,427	184,378,825
Reinvestment of distributions	9,368,009	48,793,417
Redemption fees	4,973	81,332
Less: redemptions of shares	(109,897,024)	(311,093,451)

Decrease resulting from capital share transactions	(57,563,615)	(77,839,877)

Total increase (decrease) in net assets	101,408,315	(487,613,540)

NET ASSETS

Beginning of period	831,572,009	1,319,185,549

End of period	$932,980,324	$831,572,009

Undistributed net investment income at end of period	$2,550,188	$9,603,452

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

							For the fiscal
	For the Six						period from
	Months Ended						January 31, 2005
	December 31, 2009		For the fiscal year ended June 30,				through
	(Unaudited)		2009	2008	2007	2006	June 30, 2005+

Net Asset Value — Beginning of Period	$6.88		$10.37	$13.14	$11.05	$10.10	$10.00

Income (Loss) from Investment Operations
Net Investment Income	0.10	[1]	0.22 [1]	0.24 [1]	0.18	0.15	0.06
Net Gains (Losses) on Investments (both realized and unrealized)	1.86		(2.96)	(2.25)	2.19	0.93	0.04

Total From Investment Operations	1.96		(2.74)	(2.01)	2.37	1.08	0.10

Less Distributions
Distributions from Net Investment Income	(0.19)		(0.22)	(0.22)	(0.17)	(0.12)	0.00
Distributions from Net Realized Capital Gains	0.00		(0.53)	(0.54)	(0.11)	(0.01)	0.00

Total Distributions	(0.19)		(0.75)	(0.76)	(0.28)	(0.13)	0.00

Net Asset Value — End of Period	$8.65		$6.88	$10.37	$13.14	$11.05	$10.10

Total Return	28.52%	[2]	(26.75% )	(15.84% )	21.61%	10.75%	1.00%	[2]

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$25,709		$20,719	$33,519	$43,188	$25,451	$8,412
Ratio of Expenses to Average Net Assets
Before expense reimbursement/recoupment	1.34%	[3]	1.43%	1.25% [4]	1.29%	1.67%	3.96%	[3]
After expense reimbursement/recoupment[5]	1.25%	[3]	1.25%	1.25%	1.25%	1.25%	1.25%	[3]
Ratio of Net Investment Income to Average Net Assets
After expense reimbursement/recoupment	2.35%	[3]	2.73%	2.02%	1.64%	1.80%	2.11%	[3]
Portfolio Turnover Rate	40%	[2]	49%	62%	37%	60%	25%

+	The Fund commenced investment operations on January 31, 2005.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

[4]	The Advisor recouped $4,849 during the fiscal year ended June 30, 2008, representing previously reimbursed expenses. Had such payment not been made, the expense ratio would have been 1.24%.

[5]	See note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2009		For the fiscal year ended June 30,
	(Unaudited)		2009	2008	2007	2006	2005	2004	2003	2002	2001	2000

Net Asset Value — Beginning of Period	$27.89		$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30	$29.45	$26.28

Income (Loss) from Investment Operations

Net Investment Income (Loss)	0.08	[1]	0.15 [1]	0.05 [1]	0.04	(0.01)	(0.07)	(0.04)	(0.08)	(0.12)	2.26	0.11

Net Gains (Losses) on Investments (both realized and unrealized)	6.17		(4.68)	(5.56)	7.29	3.58	1.02	9.10	(0.11)	(0.24)	3.89	4.99

Total From Investment Operations	6.25		(4.53)	(5.51)	7.33	3.57	0.95	9.06	(0.19)	(0.36)	6.15	5.10

Less Distributions

Distributions from Net Investment Income	(0.14)		(0.09)[2]	(0.05)	(0.01)	0.00	0.00	0.00	(0.06)	0.00	(2.44)	(0.15)

Distributions from Net Realized Capital Gains	0.00		(1.09)	(3.58)	(3.12)	(0.80)	(0.56)	(0.92)	(0.61)	(2.84)	(1.86)	(1.78)

Total Distributions	(0.14)		(1.18)	(3.63)	(3.13)	(0.80)	(0.56)	(0.92)	(0.67)	(2.84)	(4.30)	(1.93)

Net Asset Value — End of Period	$34.00		$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10	$31.30	$29.45

Total Return	22.40%	[3]	(13.01% )	(13.80% )	19.69%	10.08%	2.65%	33.65%	(0.20% )	0.42%	23.34%	21.45%

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$1,436,064		$1,197,656	$1,516,015	$2,066,750	$1,689,374	$1,693,564	$1,273,302	$448,393	$310,659	$182,117	$140,990

Ratio of Expenses to Average Net Assets	0.85%	[4]	0.86%	0.84%	0.84%	0.85%	0.86%	0.88%	0.95%	1.02%	1.04%	1.09%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.48%	[4]	0.52%	0.13%	0.11%	(0.03% )	(0.21% )	(0.21% )	(0.47% )	(0.62% )	(0.26% )	0.31%

Portfolio Turnover Rate	24%	[3]	35%	39%	40%	29%	32%	19%	27%	26%	43%	28%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Distribution includes a return of capital that rounds to less than $.01 per share.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund
Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

	For the
	Six Months
	Ended
	December 31,
	2009		For the fiscal year ended June 30,
	(Unaudited)		2009	2008	2007	2006	2005	2004	2003		2002	2001	2000

Net Asset Value — Beginning of Period	$20.53		$29.43	$38.79	$36.14	$38.11	$40.35	$31.65	$30.34		$30.98	$25.88	$22.29

Income (Loss) from Investment Operations

Net Investment Income (Loss)	0.06	[1]	0.22 [1]	0.15 [1]	0.41	0.18	0.19	0.00	(0.03)		(0.05)	1.12	0.05

Net Gains (Losses) on Investments (both realized and unrealized)	4.17		(7.80)	(3.12)	7.74	2.45	2.96	8.70	1.34		(0.51)	5.75	5.91

Total From Investment Operations	4.23		(7.58)	(2.97)	8.15	2.63	3.15	8.70	1.31		(0.56)	6.87	5.96

Less Distributions

Distributions from Net Investment Income	(0.25)		0.00	(0.35)	(0.41)	(0.32)	(0.28)	0.00	0.00		(0.04)	(1.09)	0.00

Distributions from Net Realized Capital Gains	0.00		(1.32)	(6.04)	(5.09)	(4.28)	(5.11)	0.00	0.00		(0.04)	(0.68)	(2.37)

Total Distributions	(0.25)		(1.32)	(6.39)	(5.50)	(4.60)	(5.39)	0.00	0.00		(0.08)	(1.77)	(2.37)

Net Asset Value — End of Period	$24.51		$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65		$30.34	$30.98	$25.88

Total Return	20.62%	[2]	(25.72% )	(8.82% )	23.90%	7.35%	8.00%	27.49%	4.32%		(1.78% )	27.95%	29.63%

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$932,980		$831,572	$1,319,186	$1,819,440	$1,686,874	$2,271,478	$2,226,590	$1,456,552		$1,297,207	$768,559	$87,930

Ratio of Expenses to Average Net Assets	1.11%	[3]	1.12%	1.09%	1.08%	1.09%	1.08%	1.09%	1.11%		1.12%	1.10%	1.41%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	[3]	0.97%	0.44%	0.59%	0.49%	0.48%	0.01%	(0.12%	)	(0.22% )	0.60%	0.39%

Portfolio Turnover Rate	25%	[2]	87%	61%	75%	58%	59%	81%	60%		54%	76%	86%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.
Notes to Financial Statements
For the Six Months Ended December 31, 2009 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds”) is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Value Fund (the “Value Fund”). The Equity Income Fund, the Growth Fund and the Value Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994. Prior to June 30, 1995 the Value Fund’s cash position was approximately 50%, as it was in the start-up process of becoming fully invested.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Growth Fund is to seek long-term growth of capital.

The primary investment objective of the Value Fund is to seek long-term growth of capital.

The following is a summary of significant accounting policies for all of the Funds:

a.	Investment Valuations: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

b.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

c.	Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

d.	Cash and Cash Equivalents: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

e.	Expenses: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

f.	Use of Estimates: The preparation of financial statements in accordance with accounting principals generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

g.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

h.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — quoted prices in active markets for identical securities;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2009 is as follows:

	Equity Income	Growth	Value
Valuation Inputs	Fund	Fund	Fund

Level 1 — Quoted Prices*	$24,355,570	$1,361,766,448	$877,564,105
Level 2 — Other Significant Observable Inputs**	—	49,996,440	34,997,310
Level 3 — Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$24,355,570	$1,411,762,888	$912,561,415

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.
**	Level 2 investments are limited to U.S. Treasury Securities.

During the six month reporting period ended December 31, 2009 there were no significant reportable transfers between levels requiring disclosure in conformity with Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Improving Disclosures About Fair Value Measurements.”

2.	Related Parties: The Funds have entered into management agreements with the Adviser. Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2009 were as follows:

Equity Income Fund	73.26%
Growth Fund	1.30%
Value Fund	1.89%

The Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund’s net assets, 0.90% of the next $20,000,000 of the Equity Income Fund’s net assets, 0.80% of the next $20,000,000 of the Equity Income Fund’s net assets and 0.70% of the Equity Income Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund’s net assets and 0.75% of the Growth Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund’s net assets. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

The Adviser voluntarily agreed to waive its fee and reimburse expenses, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Adviser reimbursed the Equity Income Fund $11,311 but did not reimburse the Growth and Value Funds, during the six months ended December 31, 2009.

The Equity Income Fund will carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation, is made by the Adviser, and repay the Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

At December 31, 2009, the balance of recoupable expenses along with the year of expiration for the Equity Income Fund is:

Amount	Expiration

$12,964	2010
44,637	2012
11,311	2013

Subject to the approval of the Board, the Fund will repay the Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund’s expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Adviser can modify or terminate this arrangement at any time.

3.	Capital Shares Transactions: Transactions in capital shares for the six months ended December 31, 2009 and the year ended June 30, 2009 were as follows:

	Equity Income Fund
	December 31,	June 30,
	2009	2009

Decrease in Fund shares:
Shares sold	17,948	384,261
Shares issued from reinvestment of distributions	64,075	283,925

	82,023	668,186
Shares redeemed	(124,027)	(887,800)

Net decrease	(42,004)	(219,614)

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

	Growth Fund
	December 31,	June 30,
	2009	2009

Decrease in Fund shares:
Shares sold	3,374,926	9,262,413
Shares issued from reinvestment of distributions	162,636	1,630,375

	3,537,562	10,892,788
Shares redeemed	(4,248,558)	(13,057,218)

Net decrease	(710,996)	(2,164,430)

	Value Fund
	December 31,	June 30,
	2009	2009

Decrease in Fund shares:
Shares sold	1,842,286	8,035,231
Shares issued from reinvestment of distributions	382,835	2,401,251

	2,225,121	10,436,482
Shares redeemed	(4,657,849)	(14,754,282)

Net decrease	(2,432,728)	(4,317,800)

4.	Compensation of Directors and Officers: Directors and Officers of the Funds who are Directors and/or Officers of the Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of a minimum of $6,000 per annum. Compensation will be paid at each director’s election in either cash or Fund shares. The difference between an average of the share prices of the three series Funds taken at the beginning and the end of the Funds’ fiscal year will be used to calculate an adjustment to the prior year’s director’s fee compensation in each successive year. Compensation will not adjust below $6,000. An additional $1,000 will be paid to each unaffiliated director for each Board of Directors meeting attended other than the annual meeting.

5.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2009, were as follows:

	Purchases	Proceeds from Sales

Equity Income Fund	$9,129,944	$9,770,796
Growth Fund	296,344,671	336,484,760
Value Fund	216,144,211	290,118,670

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

6.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions made during the fiscal year ended June 30, 2009 is as follows:

2009 Taxable Distributions

		Net
		Long-Term	Distributions of	Total
	Ordinary Income	Capital Gains	Paid-in-Capital	Distributions

Equity Income Fund	$826,043	$1,245,404	$—	$2,071,447
Growth Fund	6,521,826	41,465,299	84,488	48,071,613
Value Fund	19,439,113	38,125,881	—	57,564,994

7.	Federal Income Taxes Information: Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, at December 31, 2009 were as follows:

		Aggregate Gross	Aggregate Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Equity Income Fund	$24,575,644	$1,590,891	$(1,810,965)	$(220,074)
Growth Fund	1,178,168,844	269,363,767	(35,769,723)	233,594,044
Value Fund	761,635,093	171,217,133	(20,290,811)	150,926,322

Post-October losses represent losses realized on investment transactions from November 1, 2008 through June 30, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. As of June 30, 2009, the Funds had deferred Post-October losses as follows:

Amount

Equity Income Fund	$6,929,975
Growth Fund	92,114,254
Value Fund	327,926,317

Meridian Fund, Inc.
Notes to Financial Statements (continued)
For the Six Months Ended December 31, 2009 (Unaudited)

As of June 30, 2009 the Funds had capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates:

	Amount	Expires

Equity Income Fund	$182,963	2017
Value Fund	54,088,431	2017

8.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through February 26, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Meridian Fund, Inc.
Additional Information
For the Six Months Ended December 31, 2009 (Unaudited)

1.	Proxy Voting Record and Proxy Voting Policies and Procedures: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

2.	Information on Form N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited)

The Directors of the Funds unanimously approved the continuance of the Investment Advisory Agreements between the Meridian Growth Fund, the Meridian Value Fund and the Meridian Equity Income Fund and the Adviser at meetings held on September 30, 2009.

In preparation for the meetings, the Directors received and evaluated information supplied by the Adviser in response to a letter prepared by counsel, at the Board of Director’s request, which identified items that should be reviewed in order for the Directors to gain reasonable assurance that they have sufficiently considered all relevant and required information related to approval of the Advisory Agreements. In addition, the Directors considered various data and information furnished to them by the Adviser throughout the year. The Directors examined and considered, among other items, performance and expense information of other comparable investment companies with similar objectives, derived from data compiled by an independent third-party provider. The Independent Directors of the Funds also met in a private session at which no representatives of the Adviser were present prior to voting to approve the Advisory Agreements with respect to each of the Funds. In reaching their conclusions, the Directors considered factors they believed materially related to the selection of the Adviser, the approval of the fee structures and any other amounts paid under the Advisory Agreements. The Directors based their decisions on the evaluation of all factors taken as a whole and did not consider any one factor as all-important or controlling. Some of the factors considered are discussed in more detail below.

The Directors considered the nature, extent and quality of the investment research and portfolio management functions of the Adviser and the resources the Adviser has dedicated to performing services for the Funds. The Directors also considered the respective investment strategies of the Funds and noted favorably the Adviser’s demonstrated and continued ability, over time, to achieve a highly competitive rate of return for long-term investors. The quality of other services, including the Adviser’s assistance in overseeing the activities of the Funds relating to other service providers, fund administration and compliance programs along with the Adviser’s commitment to maintaining and strengthening these services, also was considered. The Directors considered the consistency of the Funds’ service quality when forming a basis for their confidence in the Adviser’s integrity and competence. The Directors concluded that, in all material respects, the nature, extent and quality of services provided (and expected to be provided) to the Funds by the Adviser under the Advisory Agreements have benefited the Funds and should continue to benefit the Funds.

At their meetings, the Directors reviewed the current and long-term performance of the Funds. The Directors noted that both the Meridian Growth Fund and the Meridian Value Fund have continued to be recognized by independent rating agencies as being among the top performing funds in their categories over a ten year period. In addition to the information reviewed by the Directors during the meetings, the Directors receive detailed monthly performance reports for the Funds throughout the year, presenting the Funds’ performance in comparison to both broad market and peer group indices. Based upon their review, the Directors concluded that the Adviser’s management of the Funds’ investment portfolios has resulted in consistently competitive performance overall and, in particular, returns for

Disclosure Regarding Approval of Investment Advisory
Agreements (unaudited) (continued)

long-term investors in both the Meridian Growth and Meridian Value Funds that are well above average.

The Directors considered the direct and indirect costs incurred by each Fund and the Adviser under the Investment Advisory Agreements. While intending to monitor future growth in Fund assets, and to the extent that economies of scale are realized, based on changes in assets under management for each Fund during relevant time periods, the Directors concluded that the current economies of scale do not warrant the implementation of additional breakpoints for any of the Funds at the present time. The Directors believe that current advisory fee levels and the profits being realized by the Adviser from its relationship with the Funds are reasonable and appropriate, based on the business judgment of the Directors, with consideration duly given to, among other things, the nature and quality of services provided, the long-term performance of the Funds, investment industry practices and comparable funds’ average fee expense, determined using independent third party data. The Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. Because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital and management structure.

The Directors additionally considered certain benefits the Adviser realizes due to its relationship with the Funds. In particular, the Adviser has arrangements under which certain brokers may provide industry research to the Adviser’s portfolio managers through the use of a portion of the brokerage commissions generated from the Adviser’s trading activities on behalf of the Funds. The Directors took ancillary benefits into account when analyzing the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds, as the Funds’ shareholders could benefit as well from these research products paid for through broker commissions and soft dollar arrangements.

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MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Auditors
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

SEMI-ANNUAL REPORT

[MERIDIAN FUND LOGO]

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

December 31, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr., President & CEO
(principal executive officer)
Date 2/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr., President & CEO
(principal executive officer)

Date 2/26/10

By (Signature and Title)*	/s/ Gregg B. Keeling

Gregg B. Keeling, CFO & Treasurer
(principal financial officer)

Date 2/26/10

* Print the name and title of each signing officer under his or her signature.